Lease Liabilities : Liquidity classification (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Lease liabilities [Abstract]
Current lease liabilities	₩ 635,349	₩ 57,200
Non-current lease liabilities	4,434,784	226,606
Total lease liabilities	5,070,133	₩ 283,806
Less : Discount	(686,876)
Undiscounted operating lease payments to be received	₩ 5,757,009